Other Short-term Liabilities (Tables)	12 Months Ended
Dec. 31, 2015
OTHER SHORT-TERM LIABILITIES [Abstract]
Other Short-term Liabilities

	As of December 31, (in thousands)
	2014	2015
Matching loans from related parties	$—	$184,239
Customer deposits	4,315	4,509
Advance from government grants	4,613	1,694
Others	5,965	7,723

Total	$14,893	$198,165